STATUTORY RESERVE (Details) - USD ($)	Mar. 05, 2025	Dec. 31, 2024	Dec. 31, 2023
STATUTORY RESERVE
Statutory reserve		$ 327,140	$ 327,140
Mingda Beijing | Disposed by sale
STATUTORY RESERVE
Statutory reserve	$ 327,140